UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-04447

                                                     ---------

			     Brandywine Fund, Inc.
                              ------------------
               (Exact name of registrant as specified in charter)

				3711 Kennett Pike
			   Greenville, Delaware 19807
                              --------------------
              (Address of principal executive offices) (Zip code)


			       William F. D'Alonzo
			        3711 Kennett Pike
			      Greenville, DE  19807
                               ------------------
                    (Name and address of agent for service)

                                 (302) 656-3017
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ----------------

Date of reporting period: JUNE 30, 2007
                          -------------








Item 1. Schedule of Investments.


			   Brandywine Fund, Inc.
			  Schedule of Investments
			       June 30, 2007
				(Unaudited)


Shares or Principal Amount                                            Value
------------------------------------------------------------------------------

Common Stocks-98.8% (A)

CONSUMER DISCRETIONARY
        Advertising-0.1%
    124,800    National CineMedia, Inc.*                          $3,495,648


        Apparel Retail-3.2%
  1,617,800    Coldwater Creek Inc.*                              37,581,494

  4,448,900    Urban Outfitters, Inc.*                           106,907,067


        Apparel, Accessories & Luxury Goods-3.1%
    833,300    Fossil, Inc.*                                      24,574,017

  1,562,800    Phillips-Van Heusen Corp.                          94,658,796

    481,200    Under Armour, Inc.*                                21,966,780


        Broadcasting & Cable TV-4.1%
  6,663,450    Comcast Corp.*                                    187,376,214


        Computer & Electronics Retail-0.7%
    814,300    GameStop Corp.*                                    31,839,130


        Department Stores-0.8%
  1,741,700    Saks, Inc.                                         37,185,295


        Footwear-0.3%
    571,800    Iconix Brand Group, Inc.*                          12,705,396


        Internet Retail-0.3%
    226,800    Priceline.com Inc.*                                15,590,232


        Specialty Stores-1.0%
    847,800    Tractor Supply Co.*                                44,127,990


        Tires & Rubber-0.1%
    170,800    Goodyear Tire & Rubber Co.*                         5,937,008

							    ----------------
	 Total Consumer Discretionary	                  	 623,945,067


CONSUMER STAPLES
        Drug Retail-2.8%
  3,528,900    CVS Caremark Corp.                                128,628,405


        Personal Products-0.9%
    682,300    Bare Escentuals, Inc.*                             23,300,545

    121,100    Chattem, Inc.*                                      7,675,318

    513,500    Nu Skin Enterprises, Inc.                           8,472,750

					     		    ----------------
 	Total Consumer Staples	 			         168,077,018


ENERGY
        Oil & Gas Equipment & Services-1.1%
    322,100    Dril-Quip, Inc.*                                   14,478,395

    489,100    Newpark Resources, Inc.*                            3,790,525

    557,600    Oceaneering International, Inc.*                   29,352,064


        Oil & Gas Exploration & Production-1.5%
  1,621,700    Cabot Oil & Gas Corp.                              59,808,296

    300,400    Petrohawk Energy Corp.*                             4,764,344

     96,400    Swift Energy Co.*                                   4,122,064

						            ----------------
 	Total Energy						 116,315,688


FINANCIALS
        Asset Management & Custody Banks-0.5%
    922,400    Invesco PLC - SP-ADR                               23,844,040


        Multi-line Insurance-1.3%
  1,826,300    HCC Insurance Holdings, Inc.                       61,016,683


        Property & Casualty Insurance-0.0%
     20,900    ProAssurance Corp.*                                 1,163,503


        Real Estate Investment Trusts--0.0%
     34,900    DiamondRock Hospitality Co.                           665,892

							    ----------------
 	Total Financials					  86,690,118


HEALTH CARE
        Health Care Equipment-0.4%
    186,200    American Medical Systems Holdings, Inc.*            3,359,048

    171,300    Gen-Probe Inc.*                                    10,349,946

    273,600    Thoratec Corp.*                                     5,031,504


        Health Care Services-0.1%
    142,000    AMN Healthcare Services, Inc.*                      3,124,000


        Life Sciences Tools & Services-6.0%
    996,300    Covance Inc.*                                      68,306,328

  3,254,600    Thermo Fisher Scientific, Inc.*                   168,327,912

    598,500    Waters Corp.*                                      35,526,960


        Pharmaceuticals-1.1%
    407,200    Adams Respiratory Therapeutics, Inc.*              16,039,608

    133,100    K-V Pharmaceutical Co.*                             3,625,644

    583,200    Perrigo Co.                                        11,419,056

    484,600    Teva Pharmaceutical Industries Ltd. SP-ADR         19,989,750

							    ----------------
 	Total Health Care	                                 345,099,756


INDUSTRIALS
        Aerospace & Defense-11.3%
    550,200    AerCap Holdings N.V.*                              17,606,400

  1,625,000    BE Aerospace, Inc.*                                67,112,500

    663,700    Goodrich Corp.                                     39,529,972

    821,700    Hexcel Corp.*                                      17,313,219

     59,700    Moog Inc.*                                          2,633,367

  1,481,800    Precision Castparts Corp.                         179,831,248

  2,055,300    Rockwell Collins, Inc.                            145,186,392

  1,273,400    Spirit Aerosystems Holdings Inc.*                  45,906,070


        Airlines-1.3%
    857,900    Copa Holdings SA                                   57,685,196


        Building Products-0.1%
     60,900    NCI Building Systems, Inc.*                         3,004,197


        Construction & Engineering-1.3%
    485,700    Aecom Technology Corp.*                            12,050,217

    700,800    Chicago Bridge & Iron Co. N.V. NYS                 26,448,192

    255,300    EMCOR Group, Inc.*                                 18,611,370


        Construction & Farm Machinery & Heavy Trucks-0.9%
    387,300    Bucyrus International, Inc.                        27,413,094

    624,200    Force Protection, Inc.*                            12,883,488


        Diversified Commercial & Professional Services-0.6%
    153,200    IHS Inc.*                                           7,047,200

    145,400    Mobile Mini, Inc.*                                  4,245,680

    819,100    RSC Holdings, Inc.*                                16,382,000


        Electrical Components & Equipment-1.3%
    234,400    GrafTech International Ltd.*                        3,947,296

  1,552,100    Suntech Power Holdings Co., Ltd. ADR*              56,605,087


        Environmental & Facilities Services-1.2%
  1,159,650    Republic Services, Inc.                            35,531,676

    545,250    Waste Connections, Inc.*                           16,488,360

        Human Resource & Employment Services-0.5%
    442,200    Watson Wyatt Worldwide Inc.                        22,322,256


        Industrial Conglomerates-3.9%
    142,200    3M Co.                                             12,341,538

  2,000,200    McDermott International, Inc.*                    166,256,624


        Industrial Machinery-1.2%
    293,200    Chart Industries, Inc.*                             8,338,608

    704,200    Harsco Corp.                                       36,618,400

    115,900    Valmont Industries, Inc.                            8,432,884


        Marine-0.7%
    364,700    Eagle Bulk Shipping Inc.                            8,172,927

    314,600    Kirby Corp.*                                       12,077,494

    567,500    Ultrapetrol Bahamas Ltd.*                          13,449,750


        Office Services & Supplies-0.2%
    353,200    Interface, Inc.                                     6,661,352


        Railroads-0.2%
    272,200    Genesee & Wyoming Inc.*                             8,122,448


        Trading Companies & Distributors-0.3%
    220,500    WESCO International, Inc.*                         13,329,225

						            ----------------
	Total Industrials				       1,129,585,727


INFORMATION TECHNOLOGY
        Application Software-1.8%
    116,200    Ansoft Corp.*                                       3,426,738

    644,800    Autodesk, Inc.*                                    30,357,184

  1,347,200    Nuance Communications, Inc.*                       22,538,656

  1,174,680    Parametric Technology Corp.*                       25,384,835


        Communications Equipment-10.3%
    166,800    Arris Group Inc.*                                   2,934,012

    178,700    Avocent Corp.*                                      5,184,087

  5,783,000    Cisco Systems Inc.*                               161,056,550

  4,706,700    Corning Inc.*                                     120,256,185

  2,624,800    Harris Corp.                                      143,182,840

    128,200    NICE Systems Ltd. SP-ADR*                           4,453,668

    898,900    Polycom, Inc.*                                     30,203,040


        Computer Hardware-7.1%
  1,317,300    Apple, Inc.*                                      160,763,292

  3,619,300    Hewlett-Packard Co.                               161,493,166


        Computer Storage & Peripherals-0.1%
    167,700    Synaptics Inc.*                                     6,001,983


        Data Processing & Outsourced Services-1.8%
  1,498,100    Fidelity National Information Services, Inc.       81,316,868


        Home Entertainment Software-0.6%
  1,484,000    Activision, Inc.*                                  27,706,280


        IT Consulting & Other Services-1.9%
  1,403,300    Accenture Ltd.                                     60,187,537

  2,336,800    CGI Group Inc.*                                    26,218,896


        Internet Software & Services-0.1%
    277,300    Omniture, Inc.*                                     6,355,716


        Semiconductor Equipment-2.9%
  1,500,600    MEMC Electronic Materials, Inc.*                   91,716,672

    114,800    Teradyne, Inc.*                                     2,018,184

    966,450    Varian Semiconductor Equipment
                      Associates, Inc.*                           38,715,987


        Semiconductors-1.4%
    634,300    ANADIGICS, Inc.*                                    8,746,997

    747,700    Microsemi Corp.*                                   17,907,415

    903,600    NVIDIA Corp.*                                      37,327,716

     52,400    SiRF Technology Holdings, Inc.*                     1,086,776


        Systems Software-5.0%
    212,300    Macrovision Corp.*                                  6,381,738

 11,241,100    Oracle Corp.*                                     221,562,081


        Technology Distributors-0.1%
    312,300    Brightpoint, Inc.*                                  4,306,617

							    ----------------
 	Total Information Technology			       1,508,791,716


MATERIALS
        Aluminum-0.3%
    186,500    Kaiser Aluminum Corp.                              13,592,120


        Commodity Chemicals-3.0%
  3,669,300    Lyondell Chemical Co.                             136,204,416


        Diversified Metals & Mining-0.4%
    266,600    RTI International Metals, Inc.*                    20,093,642


        Industrial Gases-1.3%
  1,244,000    Airgas, Inc.                                       59,587,600


        Metal & Glass Containers-0.4%
    521,800    AptarGroup, Inc.                                   18,555,208


        Steel-1.6%
  1,444,900    Tenaris S.A.-ADR                                   70,742,304

							    ----------------
	Total Materials					         318,775,290


TELECOMMUNICATION SERVICES
        Integrated Telecommunication Services-0.5%
    576,200    AT&T Inc.                                          23,912,300


        Wireless Telecommunication Services-3.8%
  2,643,200    Crown Castle International Corp.*                  95,868,864

    271,100    NII Holdings Inc.*                                 21,888,614

  1,627,700    SBA Communications Corp.*                          54,674,443

						           -----------------
	Total Telecommunication Services			 196,344,221

                                                           -----------------
        Total common stocks
          (Cost $3,685,226,170)                                4,493,624,601


Short-Term Investments-1.1% (A)

        Commercial Paper-1.1%
$25,000,000    Citigroup Funding Inc., due 07/02/07,
                  discount of 5.40%                               24,996,250

 22,500,000    New Center Asset Trust, due 07/02/07,
                  discount of 5.36%                               22,496,650
                                                           -----------------
        Total commercial paper
          (Cost $47,492,900)                                      47,492,900


        Variable Rate Demand Note-0.0%
  1,424,066    U.S. Bank, N.A., 5.07%                              1,424,066
                                                           -----------------
        Total variable rate demand note
	  (Cost $1,424,066)                                        1,424,066
                                                           -----------------
        Total short-term investments
	  (Cost $48,916,966)                                      48,916,966

                                                           -----------------


         Total investments - 99.9%
           (Cost $3,734,143,136)                               4,542,541,567

         Cash and receivables, less
            liabilities-0.1% (A)                                   2,813,099
                                                           -----------------
         TOTAL NET ASSETS - 100.0%                            $4,545,354,666
                                                           =================


          * Non-dividend paying security.
          (A) Percentages for the various classifications relate to net assets.

	  ADR-American Depositary Receipts
	  N.V.-Netherlands Antillies Limited Liability Corp.
	  NYS-New York Registered Shares

As of June 30, 2007, investment cost for federal tax purposes was $3,737,995,415 and the tax components of unrealized appreciation/depreciation were as follows:



Aggregate gross unrealized appreciation      $829,207,191

Aggregate gross unrealized depreciation       (24,661,039)

					   --------------
Net unrealized appreciation                  $804,546,152





THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.






Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.




SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Brandywine Fund, Inc.
                   -------------------

     By (Signature and Title)  /s/ William F. D'Alonzo
                               ---------------------------
                                William F. D'Alonzo, President

     Date   8/15/07
           --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)       /s/ William F. D'Alonzo
                                   ---------------------------
                                    William F. D'Alonzo, President

     Date   8/15/07
           --------------

     By (Signature and Title)      /s/ Christopher G. Long
                                   ------------------------
 						Christopher G. Long, Treasurer

     Date   8/20/07
           --------------